Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
NOTE 17	Stock-Based Compensation

As part of its employee and director compensation programs, the Company may grant certain stock awards under the provisions of the existing stock compensation plans, including plans assumed in acquisitions. The plans provide for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plans provide for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s stock, based on the conversion terms of the various merger agreements. At December 31, 2013, there were 54 million shares (subject to adjustment for forfeitures) available for grant under various plans.

Stock Option Awards

The following is a summary of stock options outstanding and exercised under various stock option plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2013
Number outstanding at beginning of period	63,171,918	$28.83
Granted	1,168,011	33.99
Exercised	(17,260,740)	28.41
Cancelled (a)	(354,424)	29.22
Number outstanding at end of period (b)	46,724,765	$29.12	4.4	$527
Exercisable at end of period	39,556,000	$29.19	3.8	$444
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled (a)	(1,151,192)	24.90
Number outstanding at end of period (b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from their actual fair value. The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2013	2012	2011
Estimated fair value	$12.13	$10.19	$10.55
Risk-free interest rates	1.0%	.9%	2.5%
Dividend yield	2.6%	2.6%	2.5%
Stock volatility factor	.49	.49	.47
Expected life of options (in years)	5.5	5.5	5.5

Expected stock volatility is based on several factors including the historical volatility of the Company’s stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Fair value of options vested	$41	$49	$54
Intrinsic value of options exercised	144	143	61
Cash received from options exercised	489	362	165
Tax benefit realized from options exercised	56	75	23

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2013, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	4,661,087	5.1	$11.39	4,661,087	$11.40
$15.01 – $20.00	167,391	2.4	19.54	167,391	19.54
$20.01 – $25.00	3,390,179	6.2	23.85	2,216,001	23.84
$25.01 – $30.00	13,108,918	5.2	29.05	8,276,837	29.29
$30.01 – $35.00	17,999,955	3.9	31.97	16,837,858	31.83
$35.01 – $36.25	7,397,235	3.1	36.07	7,396,826	36.07
Total	46,724,765	4.4	$29.12	39,556,000	$29.19

Restricted Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2013		2012		2011
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,935,743	$25.04	8,995,295	$22.46	8,811,027	$19.74
Granted	3,717,635	33.88	3,085,077	28.70	3,136,086	28.20
Vested	(3,744,411)	22.17	(2,931,820)	20.97	(2,552,979)	20.15
Cancelled	(255,108)	29.18	(212,809)	25.01	(398,839)	22.20
Outstanding at end of period	8,653,859	$29.96	8,935,743	$25.04	8,995,295	$22.46

The total fair value of shares vested was $127 million, $86 million and $72 million for the years ended December 31, 2013, 2012 and 2011, respectively. Stock-based compensation expense was $129 million, $129 million and $118 million for the years ended December 31, 2013, 2012 and 2011, respectively. On an after-tax basis, stock-based compensation was $80 million, $80 million and $73 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, there was $142 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.4 years as compensation expense.